SUPPLEMENT DATED MARCH 1, 2002
                                     TO THE
                          PROSPECTUS DATED JULY 1, 2001
                                       FOR
               PERSPECTIVE FIXED AND VARIABLE ANNUITY(Registered)
                       JACKSON NATIONAL SEPARATE ACCOUNT I

The following paragraph should be added to the first page of the prospectus:

STATUS OF EARNINGS PROTECTION BENEFIT. With respect to IRAs, our understanding of current law is that the tax status of the Earnings Protection Benefit is unclear. To resolve any uncertainty, we have asked the Internal Revenue Service to approve the use of the Earnings Protection Benefit Endorsement in IRAs. We believe that use of the Earnings Protection Benefit Endorsement should not result in adverse tax treatment. We may, in our sole discretion and in compliance with our adopted procedures, accept IRA contributions to purchase a contract with the Earnings Protection Benefit. However, WE CAN GIVE NO ASSURANCE THAT THE INTERNAL REVENUE SERVICE WILL APPROVE THE USE OF THE OPTIONAL EARNINGS PROTECTION BENEFIT IN IRAS. THEREFORE, THE CONTRACT OWNERS BEAR THE RISK OF ANY ADVERSE TAX TREATMENT.


(To be used with VC3656 Rev. 07/01.)

                                                                     V5539 02/02

                         SUPPLEMENT DATED MARCH 1, 2002
                                     TO THE
                          PROSPECTUS DATED JULY 1, 2001
                                       FOR
                 DEFINED STRATEGIES VARIABLE ANNUITY(Registered)
                       JACKSON NATIONAL SEPARATE ACCOUNT I

The following paragraph should be added to the first page of the prospectus:

STATUS OF EARNINGS PROTECTION BENEFIT. With respect to IRAs, our understanding of current law is that the tax status of the Earnings Protection Benefit is unclear. To resolve any uncertainty, we have asked the Internal Revenue Service to approve the use of the Earnings Protection Benefit Endorsement in IRAs. We believe that use of the Earnings Protection Benefit Endorsement should not result in adverse tax treatment. We may, in our sole discretion and in compliance with our adopted procedures, accept IRA contributions to purchase a contract with the Earnings Protection Benefit. However, WE CAN GIVE NO ASSURANCE THAT THE INTERNAL REVENUE SERVICE WILL APPROVE THE USE OF THE OPTIONAL EARNINGS PROTECTION BENEFIT IN IRAS. THEREFORE, THE CONTRACT OWNERS BEAR THE RISK OF ANY ADVERSE TAX TREATMENT.




(To be used with VC3652 Rev. 07/01.)

                                                                     V5538 02/02